Note 11 - Stock Option Plans and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended March 31,
	2017		2016
Risk-free interest rate	1.7%		1.2%	to	1.4%
Expected volatility	110%		77%	to	82%
Expected life (in years)	4.2			4.2
Expected dividend yield	-			-
Estimated forfeiture rates	20%		1%	to	7%
Weighted average per share grant date fair value	$0.13	$		0.14
Stock-based compensation	$352,281	$		296,385

	Years Ended December 31,
	2016			2015
Risk-free interest rate	0.9%	to	1.8%	1.5%	to	1.7%
Expected volatility	78%	to	110%	58%	to	77%
Expected life (in years)		4.2		4.1	to	4.2
Expected dividend yield		0%			0%
Estimated forfeiture rates	1%	to	20%	1%	to	10%

Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number	Weighted Average Exercise Price
Outstanding as of January 1, 2017	2,106,889	$5.30
Granted during 2017	3,252,072	0.17
Cancelled /expired	(64,945)	22.62
Outstanding as of March 31, 2017	5,294,016	$1.94
Exercisable as of March 31, 2017	1,750,287	$4.96

	Number of Options	Weighted Average Exercise Price
Outstanding as of January 1, 2015	199,885	$54.60
Granted during 2015	43,938	29.20
Exercised	(21,327)	31.60
Forfeited /expired	(5,494)	38.80
Outstanding as of December 31, 2015	217,002	52.20
Granted during 2016	1,938,249	1.22
Exercised	-	-
Forfeited /expired	(48,362)	52.38
Outstanding as of December 31, 2016	2,106,889	$5.30
Exercisable as of December 31, 2016	927,520	$10.24

Schedule Of Grants Under Stock Option Plan Details [Table Text Block]
Number
Consultant grants	25,000
Executive grants	3,227,072
Total	3,252,072

	For the Years Ended December 31,
	2016	2015
Annual grants to outside directors	294,999	10,000
Executive grants	452,500	11,563
Employee grants	1,108,250	22,375
Non-employee grants	82,500	-
Total	1,938,249	43,938

Schedule Of Forfeited Or Expired Options Under Stock Option Plans [Table Text Block]
	For the Years Ended December 31,
	2016	2015
Employee terminations	46,260	4,119
Expired	2,102	1,375
Total	48,362	5,494

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price
Outstanding as of January 1, 2015 and December 31, 2015	202,500	$26.20
Granted during 2016	4,973,214	1.63
Exchanged during 2016	(4,973,214)	1.63
Expired during 2016	(22,500)	100.00
Outstanding and exercisable as of December 31, 2016	180,000	$16.87